Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Detail of Non-controlling Interest

Below is the detail of non-controlling interest shown on the balance sheet.

	Year ended December 31,
Entity	2017	2016
TR Capital	$20,482,000	$20,552,000
HCIC	1,388,000	1,381,000
F-1	29,000	29,000
F-2	162,000	162,000
DFP	452,000	452,000
GrowCo	(850,000)	(206,000)
GrowCo Partners 1, LLC	3,621,000	3,521,000
GCP Super Units, LLC	5,016,000	4,923,000
TR Cap 20150630 Distribution, LLC	497,000	497,000
TR Cap 20150930 Distribution, LLC	460,000	460,000
TR Cap 20151231 Distribution, LLC	495,000	495,000
Totals	$31,752,000	$32,366,000

Schedule of Non-controlling Interest Share of Gains (Losses)

Below is the breakdown of the non-controlling interest share of gains (losses):

Entity	Year ended December 31,
	2017	2016
TR Capital	$-	$-
HCIC (1)	7,000	6,000
F-1 (2)	-	-
F-2 (2)	-	-
DFP (2)	-	-
GrowCo	(644,000)	(206,000)
GrowCo Partners 1, LLC	-	-
GCP Super Units, LLC	-	-
TR Cap 20150630 Distribution, LLC	-	-
TR Cap 20150930 Distribution, LLC	-	-
TR Cap 20151231 Distribution, LLC	-	-
Water Redevelopment	-	-
Totals	$(637,000)	$(200,000)

Notes:
(1)	The Company owns 95% of HCIC.
(2)	The terms of the preferred shares in each subsidiary allows for a participatory additional preferred share dividend of 25% of the profits derived from the assets held by the subsidiary. This participatory dividend, if any, will be recorded as a non-controlling share of the income.

Schedule of Premises and Equipment

Below is a summary of premises and equipment:

		December 31,
Asset Type	Life in Years	2017	2016
Office equipment, furniture, computers	5 – 7	$12,000	$11,000
Computers	3	46,000	47,000
Vehicles	5	92,000	116,000
Farm equipment	7 - 10	244,000	1,632,000
Irrigation system	10	-	995,000
Buildings	27.5	10,000	393,000
Website	3	7,000	7,000
Subtotal		411,000	3,201,000
Less: Accumulated depreciation		(251,000)	(1,842,000)
Net book value		$160,000	$1,359,000